Restructuring Provision (Tables)	12 Months Ended
Jul. 31, 2020
Restructuring Provision Abstract
Schedule of restructuring provision
$
Balance payable as at July 31, 2019	—
Total restructuring costs	4,767
Less: payments made	(4,737)
Balance payable as at July 31, 2020	30